SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Principles of consolidation

(a) Principles of consolidation - The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated on consolidation. The results of subsidiaries acquired have been consolidated from the date of acquisition.

Investments under equity method

(b) Investments under equity method - The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of these entities, the amortization of intangible assets recognized upon purchase price allocation and dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Cash and cash equivalents
(c) Cash and cash equivalents - Cash and cash equivalents consist of cash on hand, demand deposits, highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

Cash equivalents are placed with financial institutions with high credit ratings and quality.

Accounts receivable

(d) Accounts receivable - Accounts receivable primarily represent amounts due from customers, that are typically non-interest bearing and are initially recorded at invoiced amount. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

Inventories

(e) Inventories - Inventories are stated at the lower of cost determined by the first in first out method, or market value. Work-in-progress and finished goods consist of raw materials, direct labour and overheads associated with the manufacturing process. Write down of potential obsolete or slow moving inventories is recorded based on management's assumptions about future demands and market conditions.

Goodwill

(f) Goodwill - Goodwill is the excess of the consideration transferred over the fair value of the acquired assets and assumed liabilities in a business combination. Goodwill is not amortized but rather tested for impairment at least annually. The Company test goodwill for impairment in March of each fiscal year. Goodwill is also tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow. Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component).

Property, plant and equipment

(g) Property, plant and equipment - Property, plant and equipment are stated at cost less accumulated depreciation and impairment losses, if any. Depreciation is computed on a straight line basis over the estimated useful lives of 10 years for machinery and equipment and 2 to 5 years for other property, plant and equipment.

Impairment or disposal of long-lives assets
(h) Impairment or disposal of long-lives assets - The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow were to be less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

No impairment expenses are recognized for long-lived assets during the years ended March 31, 2015, 2016 and 2017.

Concentration of credit risk
(i) Concentration of credit risk - Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and equivalents and accounts receivable. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The risks with respect to accounts receivables are mitigated by credit evaluations performed on the customers or debtors and ongoing monitoring of outstanding balances. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The accounts receivable from customers with individual balances over 10% of the accounts receivable represent 78%, 70% and 73% of the balances of accounts receivable as of March 31, 2015, 2016 and 2017, respectively.

Revenue recognition
(j) Revenue recognition - The Group recognizes revenue from the sale of products, when all of the following conditions are met:

•	Persuasive evidence of an arrangement exists;
•	Delivery has occurred;
•	Price to the customer is fixed or determinable; and
•	Collectability is reasonably assured.

Revenue from sales of products is recognized when the title is passed to customers upon shipment and when collectability is reasonably assured. The Group does not provide its customers with the right of return (except for quality) or price protection. There are no customer acceptance provisions associated with the Group's products. All sales are based on firm customer orders with fixed terms and conditions, which generally cannot be modified.

Staff retirement plan costs	(k) Staff retirement plan costs - The Group's costs related to the staff retirement plans (see note 12) are charged to the consolidated statement of operations as incurred.
Foreign currency translations and transactions
(l) Foreign currency translations and transactions - The functional and reporting currency of the Company is the United States Dollars (“U.S. dollars”). All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates on that date. Exchange differences are recorded in the consolidated statements of operations.

The books and records of the Company's major subsidiaries are maintained in their respective local currencies, the Hong Kong dollars or Renminbi, which are also their respective functional currencies. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income (loss).

Income taxes
(m) Income taxes - Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carryforwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group records interest related to unrecognized tax benefits and penalties, if any, within income tax benefits (expenses).

Use of estimates

(n) Use of estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimate, which has had an impact on the consolidated financial statements, includes allowances for doubtful receivables.

Stock-based compensation

(o) Stock-based compensation - The Group has a stock-based employee compensation plan, as be more fully described in note 13. The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee stock options and similar instruments are estimated using Black-Scholes option-pricing model.

Operating leases

(p) Operating leases - Leases in which substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

Net income per share

(q) Net income per share - Basic net income per share is computed by dividing net income attributable to the Company by the weighted average number of common shares outstanding during the year. Diluted net income attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Comprehensive (loss) income
(r) Comprehensive (loss) income - Comprehensive (loss) income includes net (loss) income and foreign currency translation adjustments and is presented net of tax, the amounts of $1, $(42) and $(102) for the years ended March 31, 2015, 2016 and 2017, respectively.

The Group presents the components of net income, the components of other comprehensive (loss) income and total comprehensive income in two separate but consecutive statements.

Fair value measurement and financial instruments
(s) Fair value measurement and financial instruments - The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of March 31, 2016 and 2017. As of March 31, 2016 and 2017, the Group did not have any nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements, at least annually, on a recurring basis, nor did the Group have any assets or liabilities measured at fair value on a non-recurring basis.

The carrying amounts of financial instruments, which consist of cash and cash equivalents, accounts receivable, other current assets, accounts payable and other liabilities approximate their fair values due to the short term nature of these instruments.

Non-controlling interest

(t) Non-controlling interest - Non-controlling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

Recent Changes in Accounting Standards

(u) Recent Changes in Accounting Standards - In June 2014, the Financial Accounting Standards Board (“FASB”) issued an accounting standard update which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The adoption of this guidance was effective for the Group as of April 1, 2016 and did not have a material impact on the Group's consolidated financial statements.

Recent issued accounting standards not yet adopted

(v) Recent issued accounting standards not yet adopted - In May 2014, the FASB issued an accounting standard update which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principal of this new revenue recognition model is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. This update also requires enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from an entity's contracts with customers. In August 2015, the FASB issued an accounting standard update which defers the effective date of the new revenue recognition accounting guidance by one year, to annual and interim periods beginning after December 15, 2017, and early adoption is permitted for annual and interim periods beginning after December 15, 2016. From March 2016 through May 2016, the FASB issued accounting standard updates which amend and further clarify the new revenue guidance such as reporting revenue as a principal versus agent, identifying performance obligations, accounting for intellectual property licenses, assessing collectability and presentation of sales taxes. The guidance can be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Group will apply a cumulative-effect adjustment as of the date of adoption. Based on the management assessment of the application of this guidance, the Group does not expect a material impact on amounts reported and disclosures made in the Group’s consolidated financial statements.

In July 2015, the FASB issued an accounting standard update, which changes the measurement principle for inventories that is measured using other than last-in, first-out or the retail inventory method from the lower of cost or market to the lower of cost and net realizable value. Net realizable value is defined by FASB as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The guidance is effective for interim and fiscals years beginning after December 15, 2016, with early adoption permitted. The guidance should be applied prospectively. The adoption of this guidance is not expected to have a material impact on the Group's consolidated financial statements.

In November 2015, the FASB issued an accounting standard update which simplifies balance sheet classification of deferred taxes. The guidance requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent. The guidance is effective for interim and fiscals years beginning after December 15, 2016, with early adoption permitted. The guidance can be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The adoption of this guidance is not expected to have a material impact on the Group's consolidated financial statements.

In January 2016, the FASB issued an accounting standard update which improves certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The guidance changes the measurement of investments in equity securities and the presentation of certain fair value changes for financial liabilities measured at fair value, and also amends certain disclosure requirements associated with the fair value of financial instruments. The guidance is effective for interim and fiscals years beginning after December 15, 2017, with early adoption permitted for certain changes. The guidance should be applied as a cumulative-effect adjustment as of the date of adoption, except for the guidance related to equity securities without readily determinable fair values should be applied prospectively. The adoption of this guidance is not expected to have a material impact on the Group's consolidated financial statements.

In February 2016, the FASB issued an accounting standard update on leases, which amends various aspects of existing accounting guidance for leases. The guidance requires all lessees to recognize a lease liability and a right-of-use asset, measured at the present value of the future minimum lease payments, at the lease commencement date. Lessor accounting remains largely unchanged under the new guidance. The guidance is effective for interim and fiscals years beginning after December 15, 2018, with early adoption permitted. Management is currently assessing the potential impact of adopting this guidance on the Group's consolidated financial statements.

In August 2016, the FASB issued an accounting standard update which amends the guidance on the classification of certain cash receipts and payments in the statement of cash flows. The guidance is effective for interim and fiscal years beginning after December 15, 2017, with early adoption is permitted. The guidance should be applied retrospectively. The adoption of this guidance is not expected to have a material impact on the Group's consolidated financial statements.

In January 2017, the FASB issued an accounting standard update which eliminates step two from the goodwill impairment test and instead requires an entity to recognize an impairment charge for the amount by which the carrying value exceeds the reporting unit's fair value, limited to the total amount of goodwill allocated to that reporting unit. This guidance is effective for interim and fiscals years beginning after December 15, 2019, with early adoption permitted. The guidance should be applied prospectively. Management is currently assessing the potential impact of adopting this guidance on the Group's consolidated financial statements. The adoption of this guidance would only impact the Group's consolidated financial statements in situations where an impairment of a reporting unit's assets is determined and the measurement of the impairment charge.